Note 15 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	Jul. 31, 2024	Oct. 31, 2023	Jul. 31, 2023
Statement Line Items [Line Items]
Directly issued capital instruments	$ 228,471	$ 228,471	$ 228,191
Contributed surplus	2,789	2,513	2,339
Retained earnings	177,584	146,043	134,461
Accumulated other comprehensive income	141	131	52
Regulatory capital		476,005
Total risk-weighted assets		$ 3,095,092
Capital ratio		15.38%
Total assets	4,516,436	$ 4,201,610	$ 3,980,845
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	504,112
Total risk-weighted assets	$ 3,273,524
Capital ratio	15.40%
Basel III [member]
Statement Line Items [Line Items]
Regulatory capital	$ (10,842)	(12,699)
Total assets	4,516,436	4,201,610
Total on-balance sheet exposures	4,505,594	4,188,911
Total off-balance sheet exposure at gross notional amount	433,661	481,389
Adjustments for conversion to credit equivalent amount	275,050	281,705
Total off-balance sheet exposures	158,611	199,684
Total exposures	$ 4,664,205	$ 4,388,595
Leverage ratio	8.54%	8.30%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 214,824
Contributed surplus		2,513
Retained earnings		146,043
Accumulated other comprehensive income		131
Regulatory capital before adjustments		363,511
Adjustments to capital		(12,699)
Regulatory capital		$ 350,812
Capital ratio		11.33%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 214,824
Contributed surplus	2,789
Retained earnings	177,584
Accumulated other comprehensive income	141
Regulatory capital before adjustments	395,338
Adjustments to capital	(10,842)
Regulatory capital	$ 384,496
Capital ratio	11.75%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 13,647
Regulatory capital	$ 398,143	$ 364,459
Capital ratio		11.78%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	13,647
Regulatory capital	$ 398,143
Capital ratio	12.16%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 103,568	$ 109,033
Regulatory capital before adjustments		109,033
Adjustments to capital		2,513
Regulatory capital		$ 111,546
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	103,568
Adjustments to capital	2,401
Regulatory capital	$ 105,969